Secured Loans (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Secured Loans (Textual)
Maturity terms	1 year	1 year	1 year
Interest expense	$ 1,223,176	$ 1,689,961	$ 2,302,136
Loans receivable	151,692,402	148,293,427	138,705,074
Financing expenses		289,517
Feng Hui (Member) | Secured Debt [Member]
Secured Loans (Textual)
Loans receivable	$ 29,271,664	$ 28,049,885	$ 11,830,491